Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated October 21, 2020 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each, dated October 19, 2020, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED PREVIOUSLY ON OCTOBER 21, 2020 TO THE ABOVE-REFERENCED PROSPECTUSES AND SAI. THIS SUPPLEMENT INCLUDES THE INLINE XBRL INFORMATION WHICH WAS INADVERTENTLY OMITTED IN THE EARLIER SUPPLEMENT.

Important Notice

The supplement filed on October 19, 2020 is hereby rescinded.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VET 8019/TacticalAllocationR6Available (10/2020)